Trade and other receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2020	2019
Current
Trade receivables	795	903
Royalty advances	2	4
Prepayments	189	138
Investment in finance lease receivable	18	25
Accrued income	12	11
Other receivables	102	194

	1,118	1,275

Non-current
Trade receivables	8	15
Royalty advances	3	—
Prepayments	13	7
Investment in finance lease receivable	112	171
Accrued income	1	5
Other receivables	86	115

	223	313

Accrued income represents contract assets which are unbilled amounts generally resulting from assessments and services revenue streams where revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on accrued income assets are £nil (2019: £nil). The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts. In addition to the above, there are trade receivables of £6m (2019: £nil) classified as held for sale (see note 32).
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2020	2019
At beginning of year	(92)	(96)
Exchange differences	6	3
Income statement movements	(26)	(35)
Utilised	32	36
Transfer to assets classified as held for sale	6	—

At end of year	(74)	(92)

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.
The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2020	2019
Within due date	668	654
Up to three months past due date	70	155
Three to six months past due date	11	35
Six to nine months past due date	23	9
Nine to 12 months past due date	7	14
More than 12 months past due date	24	51

Net trade receivables	803	918

The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances and historical payment profiles, and assessment of forward looking risk factors. In 2020, this assessment included factors specifically related to the
COVID-19
pandemic which resulted in a proportionate increase in the bad debt provision. A significant portion of the trade debtors are covered by insurance contracts. Management believes all the remaining receivable balances are fully recoverable.
The year on year reduction in trade and other receivables is primarily driven by reduced sales, a proportionate increase in provisions for bad debts, the receipt of deferred proceeds in relation to the US
K-12
disposal and the disposal of a lease held as an investment in finance lease receivable. This is partially offset by an increase in prepayments due to timing differences on certain significant payments.